Other assets (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Other assets.
Prepayments and other assets	€ 2,107.6	€ 1,451.9	€ 1,037.2
Interest receivable	4.8	6.7	10.3
Total other assets	2,112.4	1,458.6	1,047.5
Long term prepayments	262.0	183.0	169.0
Current prepayments for EU ETS carbon credits	€ 1,330.0	€ 920.0	€ 514.0